VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 17.6%
Advertising - 0.6%
AppLovin Corp. - Class A (a)	1,085	$338,585

Cable & Satellite - 0.2%
EchoStar Corp. - Class A (a)	1,027	88,774

Integrated Telecommunication Services - 2.6%
AT&T, Inc.	25,762	666,978
Comcast Corp. - Class A	7,738	205,986
Verizon Communications, Inc.	11,464	573,429
		1,446,393
Interactive Home Entertainment - 0.1%
Take-Two Interactive Software, Inc. (a)	365	80,191

Interactive Media & Services - 9.9%
Alphabet, Inc. - Class A	7,899	2,680,525
Meta Platforms, Inc. - Class A	4,761	2,724,911
		5,405,436
Movies & Entertainment - 2.9%
Netflix, Inc. (a)	14,687	1,190,381
Walt Disney Co.	3,708	398,796
		1,589,177
Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.	3,811	687,657
Total Communication Services		9,636,213

Energy - 12.5%
Integrated Oil & Gas - 6.4%
Chevron Corp.	6,708	1,382,787
ExxonMobil Holdings Corp.	12,180	1,960,371
Occidental Petroleum Corp.	2,504	150,691
		3,493,849
Oil & Gas Equipment & Services - 0.5%
Baker Hughes Co.	3,167	201,263
Halliburton Co.	2,444	90,061
		291,324
Oil & Gas Exploration & Production - 2.4%
ConocoPhillips	4,295	569,045
Devon Energy Corp.	3,732	181,039
Diamondback Energy, Inc.	775	155,372

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
EOG Resources, Inc.	1,752	$253,970
EQT Corp.	2,009	108,848
Expand Energy Corp.	727	71,362
		1,339,636
Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	923	344,574
Phillips 66	1,480	364,939
Valero Energy Corp.	1,025	367,893
		1,077,406
Oil & Gas Storage & Transportation - 1.2%
Kinder Morgan, Inc.	5,894	190,022
Targa Resources Corp.	549	161,214
Williams Cos., Inc.	4,075	305,829
		657,065
Total Energy		6,859,280

Financials - 23.9%
Asset Management & Custody Banks - 2.1%
Ameriprise Financial, Inc.	283	156,530
Bank of New York Mellon Corp.	1,111	179,182
Blackrock, Inc.	287	331,660
Blackstone, Inc.	1,249	178,907
KKR & Co., Inc.	1,431	157,010
State Street Corp.	819	156,740
		1,160,029
Consumer Finance - 1.3%
American Express Co.	1,210	399,506
Capital One Financial Corp.	977	209,576
Synchrony Financial	1,108	85,405
		694,487
Diversified Banks - 8.4%
Bank of America Corp.	20,265	1,255,214
Citigroup, Inc.	4,946	650,993
Fifth Third Bancorp	1,504	80,870
JPMorgan Chase & Co.	4,711	1,677,210
PNC Financial Services Group, Inc.	629	150,727
US Bancorp	2,541	156,475
Wells Fargo & Co.	7,496	647,579
		4,619,068
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	1,006	137,399

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 1.6%
Cboe Global Markets, Inc.	294	$88,259
CME Group, Inc.	653	186,432
Intercontinental Exchange, Inc.	976	156,843
Moody's Corp.	306	154,420
Nasdaq, Inc.	933	92,003
S&P Global, Inc.	456	198,743
		876,700
Insurance Brokers - 0.4%
Aon PLC - Class A	398	127,965
Willis Towers Watson PLC	300	101,565
		229,530
Investment Banking & Brokerage - 3.3%
Charles Schwab Corp.	4,461	489,907
Goldman Sachs Group, Inc.	468	480,121
Interactive Brokers Group, Inc. - Class A	737	71,703
Morgan Stanley	2,362	503,862
Raymond James Financial, Inc.	644	114,741
Robinhood Markets, Inc. - Class A (a)	1,485	155,643
		1,815,977
Life & Health Insurance - 0.4%
Aflac, Inc.	799	92,564
MetLife, Inc.	1,188	113,062
		205,626
Property & Casualty Insurance - 0.6%
American International Group, Inc.	926	70,709
Chubb Ltd.	705	238,713
		309,422
Regional Banks - 0.6%
Citizens Financial Group, Inc.	1,408	96,969
Huntington Bancshares, Inc.	5,190	86,595
Truist Financial Corp.	2,393	118,645
		302,209
Transaction & Payment Processing Services - 5.0%
Block, Inc. (a)	1,434	117,617
Fiserv, Inc. (a)	1,841	98,144
Mastercard, Inc. - Class A	2,137	1,259,355
PayPal Holdings, Inc.	2,325	122,446
Visa, Inc. - Class A	3,026	1,147,974
		2,745,536
Total Financials		13,095,983

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care - 4.4%
Biotechnology - 0.4%
AbbVie, Inc.	446	$114,363
Vertex Pharmaceuticals, Inc. (a)	181	98,558
		212,921
Health Care Facilities - 0.1%
Universal Health Services, Inc. - Class B	543	92,489

Health Care Services - 0.2%
DaVita, Inc. (a)	543	95,573

Managed Health Care - 0.9%
Centene Corp. (a)	3,652	234,970
UnitedHealth Group, Inc.	624	242,992
		477,962
Pharmaceuticals - 2.8%
Eli Lilly & Co.	599	692,881
Johnson & Johnson	1,723	458,060
Merck & Co., Inc.	1,702	251,488
Zoetis, Inc.	1,995	153,814
		1,556,243
Total Health Care		2,435,188

Industrials - 6.6%
Aerospace & Defense - 1.8%
Boeing Co. (a)	1,631	338,889
General Electric Co.	912	306,167
Howmet Aerospace, Inc.	562	137,662
Lockheed Martin Corp.	311	174,543
		957,261
Agricultural & Farm Machinery - 0.4%
Deere & Co.	334	218,740

Building Products - 0.5%
Johnson Controls International PLC	1,179	162,985
Trane Technologies PLC	305	135,542
		298,527
Construction Machinery & Heavy Transportation Equipment - 1.3%
Caterpillar, Inc.	890	709,748

Electrical Components & Equipment - 0.7%
Eaton Corp. PLC	485	194,912

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Vertiv Holdings Co. - Class A	773	$199,991
		394,903
Heavy Electrical Equipment - 0.8%
GE Vernova, Inc.	491	441,178

Passenger Ground Transportation - 0.6%
Uber Technologies, Inc. (a)	4,237	320,529

Rail Transportation - 0.5%
Union Pacific Corp.	836	251,360
Total Industrials		3,592,246

Information Technology - 31.6% (b)
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	668	130,721
Ciena Corp. (a)	123	47,084
Cisco Systems, Inc.	1,875	207,169
		384,974
Electronic Components - 0.3%
Amphenol Corp. - Class A	755	119,705
Corning, Inc.	438	65,144
		184,849
Semiconductor Materials & Equipment - 3.9%
Applied Materials, Inc.	1,667	764,136
KLA Corp.	2,595	455,293
Lam Research Corp.	2,668	804,375
Teradyne, Inc.	305	106,698
		2,130,502
Semiconductors - 21.0%
Advanced Micro Devices, Inc. (a)	3,385	1,593,387
Analog Devices, Inc.	938	339,687
Broadcom, Inc.	7,476	2,768,662
Intel Corp. (a)	1,652	147,871
Marvell Technology, Inc.	1,861	393,899
Micron Technology, Inc.	2,302	2,206,997
Monolithic Power Systems, Inc.	85	107,761
NVIDIA Corp.	12,412	2,740,321
NXP Semiconductors NV	541	121,530
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,360	564,835
Texas Instruments, Inc.	1,926	502,513
		11,487,463
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	6,909	2,189,117

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Dell Technologies, Inc. - Class C	618	$281,814
Sandisk Corp. (a)	161	252,239
Seagate Technology Holdings PLC	242	200,468
Western Digital Corp.	379	170,758
		3,094,396
Total Information Technology		17,282,184

Materials - 3.1%
Construction Materials - 0.3%
CRH PLC	1,779	167,742

Copper - 0.6%
Freeport-McMoRan, Inc.	4,320	327,197

Gold Mining - 0.7%
Newmont Corp.	3,232	407,426

Industrial Gases - 0.8%
Linde PLC	849	415,653

Specialty Chemicals - 0.3%
Sherwin-Williams Co.	460	155,853

Steel - 0.4%
Nucor Corp.	613	153,029
Steel Dynamics, Inc.	303	70,484
		223,513
Total Materials		1,697,384
TOTAL COMMON STOCKS (Cost $49,599,960)		54,598,478

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.59% (c)	121,371	121,371
TOTAL MONEY MARKET FUNDS (Cost $121,371)		121,371

TOTAL INVESTMENTS - 99.9% (Cost $49,721,331)		$54,719,849
Other Assets in Excess of Liabilities - 0.1%		65,232
TOTAL NET ASSETS - 100.0%		$54,785,081

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

VARIANT PERCEPTION CYCLE AWARE US EQUITY ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Variant Perception Cycle Aware US Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$54,598,478	$—	$—	$54,598,478
Money Market Funds	121,371	—	—	121,371
Total Investments	$54,719,849	$—	$—	$54,719,849

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.